Statement of Changes in Net Assets Available for Benefits - EBP 001 - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Investment income:
Interest and dividends		$ 1,804,327
Net appreciation in fair values of investments		29,964,806
Total investment income		31,769,133
Interest income on notes receivable from participants		284,837
Contributions:
Employers		8,186,262
Participants		13,252,799
Participant rollovers		3,519,100
Total contributions		24,958,161
Total additions		57,012,131
Deductions:
Distributions - participants		21,677,272
Administrative expenses		227,223
Total deductions		21,904,495
Assets transferred into plan	$ 180,800,000	1,795
Net increase in net assets available for benefits prior to Plan transfers		35,107,636
Net increase in net assets available for benefits after Plan transfers		35,109,431
Net assets available for benefits at beginning of period		194,545,051
Net assets available for benefits at end of period	$ 194,545,051	$ 229,654,482